Property, Plant and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property and equipment	$ 926,117	$ 323,287
Disposals	0	0
Depreciation expenses	268,346	215,121	$ 148,194
Cost, Depreciation	$ 184,542	$ 121,455	$ 57,041